As filed with the Securities and Exchange Commission on December 17, 2025
Securities Act Registration No. 333-289548

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	2	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (201) 708-9796

Ryan S. Frank, President Manager Directed Portfolios c/o U.S. Bank Global Fund Services 777 East Wisconsin Avenue, 5th Floor Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copies to: Ellen Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202 (414) 273-3500

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant's Registration Statement on Form N-14 (File No. 333-289548) filed with the Securities and Exchange Commission on September 17, 2025 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 2 is being filed solely for the purpose of filing as an exhibit to this Registration Statement the final tax opinion of Godfrey & Kahn, S.C.

PART C
OTHER INFORMATION
Item 15.    Indemnification
Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A as filed on July 28, 2023.
The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 16.    Exhibits
See “Exhibit Index.”
Item 17.    Undertakings
1.The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on December 17, 2025.
MANAGER DIRECTED PORTFOLIOS

By: /s/ Ryan S. Frank
Ryan S. Frank
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of December 17, 2025

Signature	Title
James R. Schoenike* James R. Schoenike	Trustee
Gaylord B. Lyman* Gaylord B. Lyman	Trustee
Scott Craven Jones* Scott Craven Jones	Trustee
Lawrence T. Greenberg* Lawrence T. Greenberg	Trustee
/s/ Ryan S. Frank Ryan S. Frank	President (Principal Executive Officer)
/s/ Colton W. Scarmardo Colton W. Scarmardo	Treasurer (Principal Financial Officer)
* By: /s/ Ryan S. Frank
  Ryan S. Frank
   * Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on August 12, 2025 and is incorporated by reference.

EXHIBIT INDEX

(1)	(a)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (1)(a)(i) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006 (File Nos. 333-133691 and 811-21897).
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is herein incorporated by reference.

(b)
Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A with the SEC on July 28, 2023 (File Nos. 333-133691 and 811-21897).

(2)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (2) to Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017 (File Nos. 333-133691 and 811-21897)

(3)			None
(4)			Form of Agreement and Plan of Reorganization was previously filed with Appendix A of Part A of Registrant’s Registration Statement on Form N-14 as filed on August 12, 2025.
(5)			Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Agreement and Declaration of Trust and By-Laws
(6)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(7)
Distribution Agreement with ALPS Distributors Inc., dated November 9, 2020 was previously filed with Post-Effective Amendment No. 106 to the Trust's Registration Statement on Form N-1A on April 27, 2021 and is incorporated herein by reference.

(8)			None
(9)	(a)	(i)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(ii)
Amendment to the Custody Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Amendment to the Custody Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amendment to the Custody Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(10)	(a)		Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference
(b)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 was previously filed with Registrant's Post-Effective Amendment No. 122 to its Registration Statement on Form N-1A with the SEC on April 27, 2022 and is incorporated by reference.

(11)
Opinion and Consent of Counsel with respect to the validity of shares to be issued by the Registrant was filed previously with the Registrant's Registration Statement on Form N-14 filed on August 12, 2025.

(12)	(a)
Opinion of Godfrey & Kahn, S.C. regarding certain tax matters relating to the SMID-Cap Growth Fund was previously filed with Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 with the SEC on November 12, 2025.

	(b)		Opinion of Godfrey & Kahn, S.C. regarding certain tax matters relating to the Large Cap Growth Fund - Filed Herewith.
(13)	(a)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(ii)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(iii)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A with the SEC on April 27, 2021 and is incorporated by reference.

	(b)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Form of Amendment to the Transfer Agent Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(iv)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 93 to its Registration Statement on Form N-1A with the SEC on April 27, 2020 and is incorporated by reference

(v)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A with the SEC on April 27, 2021 and is incorporated by reference.

	(c)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(iii)
Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A with the SEC on April 27, 2021 and is incorporated by reference.

	(d)	(i)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A with the SEC on December 22, 2017 and is incorporated by reference.

(14)	(a)		Consent of Independent Registered Public Accounting Firm for Aquiring Fund was previously filed with Registrant’s Registration Statement on Form N-14 as filed on August 12, 2025.
	(b)		Consent of Previous Independent Registered Public Accounting Firm for Target Funds was previously filed with Registrant’s Registration Statement on Form N-14 as filed on August 12, 2025.
(15)			Not Applicable
(16)			Power of Attorney was previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on August 12, 2025 and is incorporated by reference.
(17)			Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(18)			Reserved.